EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Earnings per share [abstract]
Net earnings - basic and diluted	$ 362,334	$ 346,638
Basic earnings per share:
Basic weighted average number of common shares outstanding (in shares)	224,184	235,355
Basic earnings per share (in dollars per share)	$ 1.62	$ 1.47
Diluted earnings per share:
Basic weighted average number of common shares outstanding (in shares)	224,184	235,355
Plus dilutive impact of stock options, Treasury RSUs and common shares held in trust (in shares)	351	693
Diluted weighted average number of common shares outstanding (in shares)	224,535	236,048
Diluted earnings per share (in dollars per share)	$ 1.61	$ 1.47